Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Restricted Stock Awards Activity

					Weighted
				Weighted	Average
	Shares	Outstanding	Average	Remaining	Aggregate
	Available	Stock	Exercise	Contractual	Intrinsic
	for Grant	Awards	Price	Life (years)	Value
Outstanding at December 31, 2021	13,461	17,283	$19.40	4.4	$2,061,303
Granted	-	-	-	-
Exercised		(3,006)	(13.40)	-
Forfeited/cancelled	(3,006)	3,006	13.40	-
Outstanding at December 31, 2022	10,455	17,283	8.20	3.4	944,544
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/cancelled (uncancelled)	-	-	-	-
Outstanding at December 31, 2023	10,455	17,283	$8.20	2.4	$944,544

Stock-based compensation expense related to the employee options was $0 for the year ended December 31, 2023, and 2022.

Restricted awards

The Company awarded restricted stock to employees on October 28, 2021, which were granted with various vesting terms including immediate vesting, service-based vesting, and performance-based vesting. In accordance with ASC 718, the Company has classified the restricted stock as equity.

For employee issuances, the measurement date is the date of grant, and the Company recognizes compensation expense for the grant of the restricted shares, over the service period for the restricted shares that vest over a period of multiple years and for performance-based vesting awards, the Company recognizes the expense when management believes it is probable the performance condition will be achieved. As of December 31, 2021, the Company had granted 191,622 shares with vesting to begin April 2022. For the year ended December 31, 2022, the Company recognized $27,137,991 of stock compensation expense related to the employee restricted stock grants. As of December 31, 2023, unrecognized stock-based compensation associated with the restricted stock awards is $0.

The Company had restricted stock activity summarized as follows:

		Weighted
		Average
	Number of	Grant
	Shares	Fair Value
Outstanding at December 31, 2021	191,622	$295.00
Granted	-	-
Vested	-	-
Forfeited/cancelled	-	-
Restricted shares unvested at December 31, 2022	191,622	$295.00

Outstanding at December 31, 2022	191,622	$295.00
Granted	350,000	2.91
Vested	398,590	2.91
Forfeited/cancelled	(143,032)	-
Restricted shares unvested at December 31, 2023	-	$-

2015 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Restricted Stock Awards Activity

The Company had restricted stock activity summarized as follows:

		Weighted
		Average
	Number of	Grant
	Shares	Fair Value
Outstanding at December 31, 2021	191,622	$295.00
Granted	-	-
Vested	-	-
Forfeited/cancelled	-	-
Restricted shares unvested at December 31, 2022	191,622	$295.00

Outstanding at December 31, 2022	191,622	$295.00
Granted	350,000	2.91
Vested	398,590	2.91
Forfeited/cancelled	(143,032)	-
Restricted shares unvested at December 31, 2023	-	$-